CAPITAL STRUCTURE, FINANCIAL RISK AND RELATED ITEMS - RSU Activity (Details)	12 Months Ended
	Dec. 31, 2019 EquityInstruments kr / shares shares	Dec. 31, 2018 EquityInstruments kr / shares shares	Dec. 31, 2017 EquityInstruments kr / shares shares
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled | shares	15,374	21,711	10,996
Weighted average fair value of RSU granted | kr / shares	kr 1,511.70	kr 1,033.95	kr 1,128.30
Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled | shares		4,582	73
Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Cancelled | shares	15,374	17,129	10,923
RSUs
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	218,902	168,044	102,387
Granted	116,742	102,639	65,951
Settled | shares	(22,189)	(47,450)
Cancelled | shares	(5,548)	(4,331)	(294)
Outstanding at end of period	307,907	218,902	168,044
RSUs | Board of Directors
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	20,127	24,328	18,688
Granted	3,708	5,224	7,661
Settled | shares	(2,631)	(9,425)
Transferred | shares	(1,251)		(2,021)
Outstanding at end of period	19,953	20,127	24,328
RSUs | Executive Management
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	66,152	83,857	64,258
Granted	25,793	18,020	19,599
Settled | shares	(19,080)	(35,725)
Outstanding at end of period	72,865	66,152	83,857
RSUs | Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	130,046	55,475	18,291
Granted	87,168	79,395	38,691
Transferred | shares	(8,355)	(3,358)	(1,484)
Cancelled | shares		(1,466)	(23)
Outstanding at end of period	208,859	130,046	55,475
RSUs | Former Member Of Board Of Directors and Employees
Disclosure of terms and conditions of share-based payment arrangement [line items]
Outstanding at beginning of period	2,577	4,384	1,150
Granted	73
Settled | shares	(478)	(2,300)
Transferred | shares	9,606	3,358	3,505
Cancelled | shares	(5,548)	(2,865)	(271)
Outstanding at end of period	6,230	2,577	4,384